UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                --------------

Check here if Amendment [ X ]; Amendment Number:    3
         This Amendment (Check only one.): [ X ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland Capital Management, LLC
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois   60035

Form 13F File Number: 28-10090
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Manager
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter              Chicago, Illinois           August 14 , 2002
----------------------------  -----------------------------    ----------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number        Name

28-05459          Waveland International, Ltd.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   1
                                            ------------------

Form 13F Information Table Entry Total:              2
                                            ------------------

Form 13F Information Table Value Total:         $  3,063
                                            ------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number                  Name

         1                  28-05463                         David S. Richter


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                                                                   Form 13F Information Table
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     Column 1          Column 2      Column 3     Column 4         Column 5             Column 6    Column 7       Column 8
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  Name of Issuer       Title of        CUSIP       Value     Shrs or  Sh/Prn Put/Call  Investment   Other
                        Class                     (X$1000)   Prn Amt                   Discretion   Managers    Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole    Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND PARTNERS      UT LTD        422357103     1,476    119,586     SH             DEFINED       1    119,586
                        PARTNER
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THE CRONOS GROUP        ORD           L20708100     1,587    387,191     SH             DEFINED       1    387,191
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